Investment Portfolioas of March 31, 2026 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 8.1%
Diversified Telecommunication Services 1.1%
Comcast Corp. "A"	54,238	1,557,173
Entertainment 0.4%
Walt Disney Co.	5,396	520,066
Interactive Media & Services 3.1%
Alphabet, Inc. "A"	15,016	4,318,001
Media 3.2%
Fox Corp. "A"	77,635	4,533,884
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.	1,793	376,584
Consumer Discretionary 6.9%
Automobile Components 1.1%
Aptiv PLC*	21,915	1,521,778
Hotels, Restaurants & Leisure 3.2%
Boyd Gaming Corp.	38,666	3,177,572
Travel & Leisure Co.	19,534	1,351,557
		4,529,129
Household Durables 1.6%
D.R. Horton, Inc.	15,758	2,162,313
Specialty Retail 1.0%
AutoNation, Inc.*	7,475	1,459,568
Consumer Staples 10.9%
Beverages 2.6%
Constellation Brands, Inc. "A"	3,609	541,350
Keurig Dr Pepper, Inc.	18,249	480,496
Molson Coors Beverage Co. "B"	52,644	2,266,851
PepsiCo, Inc.	2,351	365,087
		3,653,784
Consumer Staples Distribution & Retail 0.6%
Dollar General Corp.	3,183	377,918
Target Corp.	3,187	386,264
		764,182
Food Products 5.6%
Kraft Heinz Co.	233,565	5,252,877
The J.M. Smucker Co.	26,780	2,582,663
		7,835,540
Tobacco 2.1%
Altria Group, Inc.	44,882	2,961,763

Energy 5.8%
Oil, Gas & Consumable Fuels 5.8%
Devon Energy Corp.	92,452	4,652,185
ONEOK, Inc.	38,806	3,507,674
		8,159,859
Financials 13.9%
Banks 6.2%
Bank of America Corp.	23,890	1,164,638
Citigroup, Inc.	6,727	762,909
JPMorgan Chase & Co.	11,052	3,251,056
Regions Financial Corp.	22,240	580,909
U.S. Bancorp.	34,125	1,774,841
Wells Fargo & Co.	14,719	1,171,780
		8,706,133
Capital Markets 2.4%
State Street Corp.	26,154	3,310,050
Consumer Finance 2.9%
Capital One Financial Corp.	3,802	693,599
Synchrony Financial	49,672	3,378,689
		4,072,288
Financial Services 2.4%
Fiserv, Inc.*	26,376	1,471,781
PayPal Holdings, Inc.	40,615	1,837,016
		3,308,797
Health Care 23.5%
Biotechnology 4.6%
BioMarin Pharmaceutical, Inc.*	35,839	2,024,545
Gilead Sciences, Inc.	11,498	1,602,476
Regeneron Pharmaceuticals, Inc.	3,561	2,751,371
		6,378,392
Health Care Equipment & Supplies 4.2%
GE HealthCare Technologies, Inc.	5,572	396,615
Hologic, Inc.*	16,172	1,222,442
Medtronic PLC	20,791	1,801,540
Teleflex, Inc.	15,299	1,829,913
Zimmer Biomet Holdings, Inc.	6,490	586,826
		5,837,336
Health Care Providers & Services 1.3%
HCA Healthcare, Inc.	1,447	684,778
Tenet Healthcare Corp.*	6,046	1,140,941
		1,825,719
Pharmaceuticals 13.4%
Bristol-Myers Squibb Co.	82,990	5,033,343
Johnson & Johnson	11,122	2,718,662
Merck & Co., Inc.	35,755	4,300,969
Pfizer, Inc.	153,682	4,315,390
Viatris, Inc.	177,760	2,401,538
		18,769,902

Industrials 8.8%
Aerospace & Defense 1.7%
Lockheed Martin Corp.	3,962	2,394,593
Building Products 1.6%
Allegion PLC	10,796	1,568,551
Masco Corp.	10,346	624,588
		2,193,139
Electrical Equipment 1.1%
Acuity, Inc.	5,516	1,545,694
Machinery 0.9%
Cummins, Inc.	2,479	1,333,752
Passenger Airlines 0.6%
Delta Air Lines, Inc.	12,265	815,377
Professional Services 2.6%
Leidos Holdings, Inc.	11,695	1,818,806
SS&C Technologies Holdings, Inc.	26,082	1,762,361
		3,581,167
Trading Companies & Distributors 0.3%
Ferguson Enterprises, Inc.	1,531	357,121
Information Technology 18.1%
Communications Equipment 1.2%
Cisco Systems, Inc.	21,785	1,690,298
Electronic Equipment, Instruments & Components 0.2%
Zebra Technologies Corp. "A"*	1,452	303,584
IT Services 7.2%
Accenture PLC "A"	5,889	1,167,730
Amdocs Ltd.	40,486	2,642,116
Cognizant Technology Solutions Corp. "A"	94,670	5,808,005
International Business Machines Corp.	1,421	344,436
		9,962,287
Semiconductors & Semiconductor Equipment 4.9%
Applied Materials, Inc.	3,794	1,296,751
Micron Technology, Inc.	6,375	2,153,730
QUALCOMM, Inc.	26,120	3,363,734
		6,814,215
Software 1.1%
Gen Digital, Inc.	82,996	1,562,815
Technology Hardware, Storage & Peripherals 3.5%
Dell Technologies, Inc. "C"	17,241	2,829,765
Hewlett Packard Enterprise Co.	60,231	1,434,100
HP, Inc.	32,001	614,739
		4,878,604
Materials 2.2%
Construction Materials 0.5%
Amrize Ltd.*	11,649	652,577

Containers & Packaging 0.3%
Amcor PLC	9,829	390,703
Metals & Mining 1.4%
Newmont Corp.	18,779	2,032,827
Utilities 1.3%
Electric Utilities 1.3%
Constellation Energy Corp.	1,339	373,916
Duke Energy Corp.	10,764	1,409,438
		1,783,354
Total Common Stocks (Cost $118,861,003)		138,854,348

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 3.66% (a) (Cost $853,955)	853,955	853,955

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $119,714,958)	100.1	139,708,303
Other Assets and Liabilities, Net	(0.1)	(70,661)
Net Assets	100.0	139,637,642
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (a) (b)
—	0 (c)	—	—	—	126	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 3.66% (a)
1,229,241	3,076,539	3,451,825	—	—	6,793	—	853,955	853,955
1,229,241	3,076,539	3,451,825	—	—	6,919	—	853,955	853,955

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$138,854,348	$—	$—	$138,854,348
Short-Term Investments	853,955	—	—	853,955
Total	$139,708,303	$—	$—	$139,708,303

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
VS2CUS-PH1